General information	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
General information
General information

1.General information

The consolidated financial statements comprise of Vast Renewables Limited (formerly Vast Solar Pty Ltd) and the entities it controls. Unless the context requires otherwise, references in this report to “we,” “us,” “our,” “the Company,” or “Vast” mean Vast Renewables Limited and the entities it controls.

Vast is an Australian public company limited by shares incorporated on March 27, 2009. We are a leading renewable energy company that has developed concentrated solar power (CSP) systems to generate, store and dispatch carbon free, utility-scale electricity and industrial heat, and to enable the production of green fuels. Our unique approach to CSP utilizes a proprietary, modular sodium loop to efficiently capture and convert solar heat into these end products. Our vision is to provide continuous carbon-free energy globally by deploying our CSP technology and complementary technologies (e.g., intermittent solar PV and wind) to deliver renewable and dispatchable electricity, heat and storage on a continuous basis. We believe our CSP technology is capable of providing competitive, dispatchable and carbon-free power for on- and off-grid power generation applications, energy storage, process heat, and has the potential to unlock green fuels production.

Vast’s registered office and principal place of business is as follows:

Level 7, Suite 02, 124 Walker Street
North Sydney
NSW 2060

With consummation of the SPAC Merger with Nabors Energy Transition Corp. (“NETC”) on December 18, 2023 (the “Closing Date”) as provided in note 19, this transaction is accounted for as a capital reorganization. The SPAC Merger, which is not within the scope of IFRS 3 as NETC does not meet the definition of a business in accordance with IFRS 3, is accounted for within the scope of IFRS 2. As such, the SPAC Merger was achieved with the Company issuing shares to NETC shareholders in exchange for the net liabilities of NETC ($11.2 million) as of the Closing Date, accompanied by a share recapitalization. The net liabilities of NETC are stated at historical cost, with no goodwill or other intangible assets recorded. Any excess of the fair value of the Company’s shares issued considering a fair value of the Vast Ordinary Shares of $11.99 per share (price of Vast Ordinary Shares at the Closing Date) over the fair value of NETC’s identifiable net liabilities acquired represents compensation for the service of a share exchange listing for its shares and is expensed as incurred (“share based listing expense”) and further details of share based listing expense is provided in note 19.

As a result of the SPAC Merger, NETC became a wholly-owned direct subsidiary of the Company. On December 19, 2023, the Ordinary Shares and public Vast Warrants commenced trading on the Nasdaq Stock Market, or “Nasdaq,” under the symbols “VSTE” and “VSTEW,” respectively.

The following table provides information relating to our directors and executive officers as of the date of approving these condensed financial statements.

Name	Age	Position
Craig Wood	46	Chief Executive Officer and Director
Marshall (Mark) D. Smith*	63	Chief Financial Officer
Kurt Drewes	50	Chief Technology Officer
Alec Waugh	57	General Counsel
Sue Opie	56	Chief People Officer
Peter Botten*	68	Chairman
Colleen Calhoun*	57	Director
Thomas Quinn*	62	Director
William Restrepo*	63	Director
Colin Richardson*	62	Director
John Yearwood*	64	Director

* appointed during the six months ended December 31, 2023 or since, before approving these condensed financial statements.

1.General information

The consolidated financial statements comprise of Vast Solar Pty Ltd and the entities it controls. Unless the context requires otherwise, references in this report to “we,” “us,” “our,” “the Company,” or “Vast” mean Vast Solar Pty Ltd and the entities it controls.

Vast, founded in Sydney, Australia is a clean, renewable energy company specializing in the design and manufacturing of concentrated solar thermal power (CSP) systems to generate carbon free, utility-scale electricity, industrial heat, and green fuels. The Company’s differentiated modular CSP system, utilizing proprietary sodium loop heat transfer technology, provides customers with a solution to the enduring challenge of intermittent renewable energy through 24/7 dispatchable power and heat.

Vast’s registered office and principal place of business is as follows:

226-230 Liverpool Street
Darlinghurst
NSW 2010

These financial statements were authorised for issue by the Board of Directors of Vast on September 29, 2023, except for the effects of the share consolidation discussed in Note 22(6) to the consolidated financial statements, as to which the date is April 24, 2024.